Equity accounted investments - Peregrine - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Aug. 14, 2023	Oct. 25, 2018	Jun. 29, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued (in shares)				2,830,567,000	2,830,370,000	2,808,406,000	2,923,571,000
Aldebaran
EQUITY-ACCOUNTED INVESTMENTS
Initial ownership interest of counterparty, as a percent				60.00%
Number of shares issued (in shares)		77,635,957
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Proceeds from sales of investments accounted for using equity method		$ 15	$ 15
Initial financing			$ 30
Debt term				5 years
Additional earn-in period			3 years
Proportion of ownership interest in joint venture				40.00%	100.00%	100.00%
Peregrine | Aldebaran
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent			80.00%
Equity interest consideration, as a percent		19.90%	19.90%
Initial ownership interest of counterparty, as a percent			60.00%	20.00%
Additional possible ownership interest, as a percent			20.00%
Expenditure for additional ownership interest			$ 25
Joint venture number of shares received		15,449,555
Peregrine | Aldebaran | Forecast
EQUITY-ACCOUNTED INVESTMENTS
Additional possible ownership interest, as a percent	20.00%
Expenditure for additional ownership interest	$ 25
Additional earn-in period	3 years